Note 5 - Investments (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of the available-for-sale movements [text block]
	December 31,	December 31,
	2021	2020
Equity securities, beginning of year	$11,951	$1,408
Disposition of equity securities at fair value	(6,371)	(3,950)
Unrealized (loss) gain for the year	(4,401)	14,493
Equity securities, end of year	$1,179	$11,951